EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

April 13, 2007

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

RE:	Eaton Vance Mutual Funds Trust (File No. 811-4015) (the “Registrant”)
on behalf of its series Eaton Vance Strategic Income Fund (“Strategic Income Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant for its series Strategic Income Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Meeting of Shareholders of Strategic Income Fund to be held on Friday, May 18, 2007. On April 6, 2007, Mr. Vincent DiStefano of the Division of Investment Management advised the undersigned by telephone of the comments that the staff of the Securities and Exchange Commission (“SEC”) had on the preliminary proxy materials (“preliminary proxy materials”) transmitted to the SEC on March 29, 2007 (Accession No. 0000940394-07-000321). The proxy materials have been marked to show changes from the preliminary proxy materials.

The definitive proxy materials are being mailed to shareholders on or about April 13, 2007.

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 598-8642.

Very truly yours,

/s/ Maureen Magner
Maureen Magner, Esq.
Vice President

Strategic Income Cvr Ltr